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                                 AQUINAS FUNDS

                            ------------------------
                               SEMI-ANNUAL REPORT
                            ------------------------

                            THE AQUINAS FUNDS, INC.
                                 1-800-423-6369

                            ------------------------
                                 June 30, 2000
                            ------------------------

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DEAR SHAREHOLDER:                                                     JUNE 2000

The Aquinas Funds are diversified and do not concentrate their investments in any one industry sector. They are structured that way, in part, to reduce risk during turbulent market conditions. The first half of 2000 was very volatile having some of the most dramatic equity market ups and downs in memory. Contributing to the market turmoil were interest rate hikes by the Federal Reserve and high oil prices. During the first half of 2000, the Internet dot.com speculation bubble started to burst as investors began to shift their attention to earnings potential in their analysis of companies. In addition to the ups and downs of new economy versus old economy stocks, the value and growth styles had dramatic shifts during the first six months of 2000.
What happened in the first half of 2000? The Dow Jones Industrial Average was -8.44% and the S&P 500/R was -0.42%. The Russell 1000 (large- and mid-cap stocks) was up 0.78% and the Russell 2000 (small-cap stocks) was up 3.04%. The Aquinas Equity Growth Fund (large-, mid- and small-cap stocks) was up 7.08% and the Aquinas Equity Income Fund (large- and mid-cap value stocks) was -6.75%.

Bond markets had an inverted yield curve meaning short-term rates were higher than long-term rates. This occurred because the Federal Reserve increased short-term rates while the U.S. Treasury bought back long-term debt with the government budget surplus. The Aquinas Fixed Income Fund (Intermediate term) was up 3.14%. Interest spreads on corporate bonds have widened above comparable term Treasury securities to historic proportions since the beginning of the year. While this condition limited the returns of The Aquinas Fixed Income Fund during the first six months, this bodes well for the future when the spreads return to normal. We believe patient investors will be well rewarded.

The Aquinas Funds' Board of Directors has voted to restructure the Aquinas Balanced Fund and rename it the Aquinas Small-Cap Fund. The change will take effect later this year upon the completion of regulatory filings. The Board made this change because the results of our Balanced Fund can be obtained by simply investing in the other Aquinas Funds in the same percentage allocation as the Balanced Fund. Aquinas personnel will work with existing shareholders to accomplish their specific objectives. Many investors had asked us to open a small-cap fund with Catholic values and this will happen when the fund is renamed and restructured. The Aquinas Balanced Fund had a +1.47% return for the first six months of 2000.

As an investor, the money that you place in the Aquinas Funds should be money that you intend to keep invested for a period of at least three to five years. We have observed that a number of investors move money in and out of the market and from fund to fund too frequently. Either they try to time the markets,

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"they have a need for action," or they have not clearly identified their investment goals. If you find yourself moving money frequently from fund to fund, we recommend that you consult with a financial professional about the role that mutual funds play in your investment portfolio or you can call us and we will give you some ideas on the subject.

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                                                                    AVERAGE
                                                 THREE     FIVE     ANNUAL
                                                 YEAR      YEAR      SINCE
TOTAL RETURNS FOR THE         SIX       ONE     AVERAGE   AVERAGE  INCEPTION
PERIODS ENDED JUNE 30, 2000 MONTHS     YEAR     ANNUAL    ANNUAL     <F1>
--------------------------------------------------------------------------------
Aquinas Fixed Income Fund     3.14%     3.18%     4.64%     5.04%     4.90%
--------------------------------------------------------------------------------
Aquinas Equity Income Fund   -6.75%   -13.54%     3.84%    11.63%    11.41%
--------------------------------------------------------------------------------
Aquinas Equity Growth Fund    7.08%    23.94%    22.32%    23.39%    19.03%
--------------------------------------------------------------------------------
Aquinas Balanced Fund         1.47%     1.34%     8.32%    11.51%    10.31%
--------------------------------------------------------------------------------

<F1> Inception date of January 3, 1994.  Returns shown include the reinvestment of all dividends. Performance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

CATHOLIC VALUES INVESTING has received a new challenging situation. AT&T (Ma
Bell) ANNOUNCED THAT IT IS CONSIDERING DISTRIBUTION OF HARDCORE XXX-RATED PAY-PER-VIEW MOVIES ON THE CABLE NETWORK THAT IT ACQUIRED LAST YEAR. Aquinas Funds and other concerned investors are involved in discussions with AT&T executives and directors to reverse this situation. ON JULY 31, 2000, WE WERE INFORMED THAT AT&T HAS INDEFINITELY POSTPONED ITS DECISION TO MAKE THE "HOTNETWORK" XXX-RATED PAY-PER-VIEW MOVIE CHANNEL AVAILABLE. While Aquinas is working to obtain a PERMANENT RESOLUTION, you as investors and concerned citizens can write to challenge AT&T yourselves. Do not underestimate your power when you pick up a pen or phone and make yourself heard.

Please call or write to:

  Mr. Michael Armstrong, Chairman and CEO
  AT&T
  32 Avenue of the Americas
  New York, NY 10013-2412
  Phone # 212-387-5400

  Mr. Daniel Somers, President and CEO
  AT&T Broadband and Internet Services
  9197 South Peoria Street
  Englewood, CO 80112
  Phone # 720-875-4171

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AT&T has argued that parental controls are adequate and that their competitors are distributing pornography. These arguments ignore the issue that AT&T would be distributing raw pornography, that no parent can be comfortable when their children are at other houses or places that do not consider parental control systems, and that AT&T is the largest cable distributor in the U.S. Pornographers could all state that their product must be OK because "Ma Bell" is distributing it! This is business role modeling at its worst!

Target has responded to us about its involvement in the support of Planned Parenthood. It states that its Dayton Hudson Foundation gave $18,000 last year to Planned Parenthood. With the name change of the company from Dayton Hudson to Target, it is setting up the Target Foundation which will develop a new set of guidelines. Our request that Planned Parenthood be excluded will be considered.

May Department Stores has written to us to confirm that they no longer donate to Planned Parenthood.

General Electric reports that women are being promoted to top operating positions and we believe that the "glass ceiling" has disappeared there.

Over the past 6 1/2 years, The Aquinas Funds has proven that corporations will respond to shareholder activism. One step at a time, your investment has given us the platform to reach out to corporate executives and achieve results that reflect an improved society.

Thank you for your continued confidence in us.

Sincerely,

/s/Frank Rauscher
Frank Rauscher
President and Treasurer

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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)


   Principal
    Amount                                                              Value
   ---------                                                            -----

               FIXED INCOME BONDS 103.0%

               ASSET-BACKED SECURITIES 16.6%
    $300,000   Amresco Residential Securities
               Mortgage Loan Trust,
               8.075%, 4/25/26                                        $302,061
     349,246   Amresco Residential Securities
               Mortgage Loan Trust,
               7.615%, 3/25/27                                         340,229
     190,000   AT&T Universal Card Master Trust,
               5.95%, 10/17/02                                         189,462
     350,000   Capital Auto Receivables Asset Trust,
               5.68%, 8/15/04                                          343,136
     240,000   Carco Auto Loan Master Trust,
               6.18%, 11/17/03                                         239,822
     412,080   Chase Commercial Mortgage
               Securities Corp., 7.60%, 12/18/05                       414,619
      10,000   Citibank Credit Card Master Trust,
               6.35%, 8/15/02                                            9,991
     240,000   First Chicago Master Trust II,
               6.72%, 10/15/02                                         240,074
     150,000   First Chicago Master Trust II,
               6.781%, 4/15/03                                         150,154
     200,000   First USA Credit Card Master Trust,
               6.87%, 8/15/03                                          200,600
     240,000   First USA Credit Card Master Trust,
               6.81%, 11/15/03                                         240,065
      90,000   First USA Credit Card Master Trust,
               6.23%, 4/19/04                                           90,011
     110,000   Fleet Credit Card Master Trust,
               6.17%, 7/15/03                                          110,007
     524,540   GMAC Commercial Mortgage
               Securities, Inc., 6.411%, 11/15/07                      506,706
     118,743   IMPAC CMB Trust,
               6.868%, 7/25/28                                         118,683
     375,000   MBNA Master Credit Card Trust,
               6.60%, 11/15/04                                         371,558

   Principal
    Amount                                                              Value
   ---------                                                            -----

               ASSET-BACKED SECURITIES 16.6% (CONT'D.)
 $   200,000   MBNA Master Credit Card Trust,
               7.35%, 7/16/07                                      $   201,550
     454,657   Merrill Lynch Mortgage Investors,
               Inc., 6.95% 6/18/29                                     451,065
     714,631   Mortgage Capital Funding, Inc.,
               6.758%, 2/20/04                                         704,440
     460,000   Norwest Asset Securities Corp.,
               6.00%, 1/25/29                                          365,939
     195,933   Olympic Auto Trust,
               6.625%, 12/15/02                                        195,778
     375,000   Providian Master Trust, 97-4A,
               6.25%, 6/15/07                                          368,183
     400,000   Prudential Securities Secured
               Financing Corp.,
               6.48%, 1/15/09                                          374,956
      50,000   Residential Accredit Loans, Inc.,
               6.50%, 5/25/29                                           41,231
                                                                  ------------
                                                                     6,570,320
                                                                  ------------

               CORPORATE BONDS 63.4%
     570,000   American Airlines,
               7.024%, 10/15/09                                        541,517
     200,000   Associates Corp. of North America,
               5.80%, 4/20/04                                          187,434
     525,000   Associates Corp. of North America,
               7.75%, 2/15/05                                          523,273
     200,000   Bank of America Corp.,
               6.625%, 8/01/07                                         188,050
     400,000   Bear Stearns Corp.,
               6.75%, 12/15/07                                         365,496
     655,000   Bellsouth Capital Funding,
               6.04%, 11/15/26                                         643,538
     445,000   Citicorp, 8.00%, 2/1/03                                 450,037
   1,275,000   Coca-Cola Enterprises, Inc.,
               7.00%, 10/1/26                                        1,244,043

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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2000 (UNAUDITED)

   Principal
    Amount                                                              Value
   ---------                                                            -----

               CORPORATE BONDS 63.4% (CONT'D.)
 $   200,000   Coca-Cola Enterprises, Inc.,
               6.75%, 9/15/28                                      $   171,890
     600,000   Commercial Credit Co.,
               7.875%, 2/1/25                                          615,948
     420,000   Compania Telecom Chile,
               7.625%, 7/15/06                                         403,460
     400,000   Corporation Andina de Fomento,
               7.10%, 2/1/03                                           390,492
     120,000   Daimlerchrysler NA,
               7.75%, 6/15/05                                          121,031
     280,000   Deutsche Telecom, 8.00%, 6/15/10                        282,262
     280,000   Deutsche Telecom, 8.25%, 6/15/30                        284,362
     620,000   Donaldson Lufkin Jenrette Securities
               Corp., 5.625%, 2/15/16                                  611,549
     510,000   Edison International, Inc.,
               6.875%, 9/15/04                                         495,470
     350,000   El Paso Energy Corp.,
               6.75%, 11/15/03                                         342,832
     515,000   EOP Operating LP,
               6.376%, 2/15/12                                         503,989
     190,000   First Union Corp.,
               6.40%, 4/1/08                                           171,709
     225,000   First Union Corp.,
               6.824%, 8/1/26                                          217,874
   1,000,000   First Union Corp.,
               7.50%, 4/15/35                                          997,770
   1,200,000   Ford Motor Credit Co.,
               7.375%, 10/28/09                                      1,161,012
     400,000   Ford Motor Credit Co.,
               6.375%, 2/1/29                                          326,484
     300,000   General Motors Acceptance Corp.,
               5.95%, 3/14/03                                          288,816
     600,000   General Motors Acceptance Corp.,
               8.875%, 6/1/10                                          638,442
     400,000   Global Marine, Inc.,
               7.125%, 9/1/07                                          379,664

   Principal
    Amount                                                              Value
   ---------                                                            -----

               CORPORATE BONDS 63.4% (CONT'D.)
 $   950,000   Grand Metropolitan Investment PLC,
               7.45%, 4/15/35                                      $   951,644
     690,000   Heller Financial, Inc.,
               6.50%, 7/22/02                                          676,448
     310,000   Heller Financial, Inc.,
               7.875%, 5/15/03                                         309,061
   1,000,000   Household Finance Corp.,
               7.20%, 7/15/06                                          964,040
   1,100,000   Hydro-Quebec,
               8.05%, 7/7/24                                         1,163,580
     800,000   IBM Corp.,
               6.22%, 8/1/27                                           770,344
   1,290,000   Lehman Brothers Hldg., Inc.,
               8.80%, 3/1/15                                         1,363,337
   1,030,000   Motorola, Inc.,
               6.50%, 9/1/25                                           993,167
     700,000   NationsBank Corp.,
               8.57%, 11/15/24                                         750,568
     790,000   New Jersey Bell Telephone Co.,
               7.85%, 11/15/29                                         776,894
     175,000   Occidental Petroleum,
               8.45%, 2/15/29                                          180,245
   1,125,000   Penney (J.C.) & Co., Inc.,
               7.40%, 4/1/37                                         1,017,157
     190,000   Phillips Petroleum Company,
               8.50%, 5/25/05                                          196,622
     630,000   Service Corp. International,
               6.00%, 12/15/05                                         340,200
     200,000   Sprint Capital Corp.,
               6.90%, 5/1/19                                           177,522
     900,000   Transamerica Financial Corp.,
               7.25%, 8/15/02                                          897,588
     430,000   Tyco International Group,
               6.25%, 6/15/03                                          409,300
     400,000   WMX Technologies, Inc.,
               7.10%, 8/1/26                                           375,944


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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2000 (UNAUDITED)

   Principal
    Amount                                                              Value
   ---------                                                            -----

               CORPORATE BONDS 63.4% (CONT'D.)
    $200,000   WorldCom, Inc.,
               7.75%, 4/1/07                                      $    199,970
                                                                  ------------
                                                                    25,062,075
                                                                  ------------

               U.S. GOVERNMENT AGENCIES 17.0%
     600,000   FHLMC,
               6.87%, 1/15/05                                          596,304
     197,000   FHLMC,
               5.75%, 3/15/09                                          178,864
     694,000   FHLMC,
               6.625%, 9/15/09                                         669,294
     440,000   FHLMC Gold 15 Year TBA,
               8.00%, 7/25/15                                          444,400
     297,375   FHLMC, Pool 555316,
               9.00%, 6/1/19                                           308,247
     770,000   FNCL 30 Year TBA,
               8.00%, 7/15/30                                          772,641
     440,000   FNCL 30 Year TBA,
               8.00%, 7/15/30                                          441,650
     630,000   FNCL 30 Year TBA,
               6.50%, 7/15/30                                          593,378
     540,000   FNCL 30 Year TBA,
               6.50%, 7/15/30                                          508,777
     550,000   FNMA, 5.125%, 2/13/04                                   516,719
     200,000   FNMA, 6.625%, 9/15/09                                   192,880
     310,505   FNMA, #523850,
               10.50%, 10/1/14                                         329,778
     267,722   GNMA, #780904,
               9.50%, 7/15/18                                          278,514
     300,000   GNMA, 1998-22PD,
               6.50%, 9/20/28                                          271,155
     600,000   Tennessee Valley Authority,
               6.235%, 7/15/45                                         595,752
                                                                  ------------
                                                                     6,698,353
                                                                  ------------


   Principal
    Amount                                                              Value
   ---------                                                            -----

               U.S. TREASURY OBLIGATIONS 6.0%
    $200,000   U.S. Treasury Bond,
               7.625%, 2/15/07                                   $     203,250
     980,000   U.S. Treasury Bond,
               8.875%, 8/15/17                                       1,246,432
     100,000   U.S. Treasury Bond,
               8.125%, 8/15/21                                         121,937
     640,000   U.S. Treasury Note,
               7.00%, 7/15/06                                          662,995
      70,000   U.S. Treasury Strips, 2/15/20                            20,809
     440,000   U.S. Treasury Strips, 11/15/21                          118,862
                                                                  ------------
                                                                     2,374,285
                                                                  ------------

               Total Fixed Income Bonds
               (cost $41,995,373)                                   40,705,033
                                                                  ------------

               SHORT-TERM INVESTMENT 4.3%

   1,683,113   UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 4.09%
               (cost $1,683,113)                                     1,683,113
                                                                  ------------

               Total Investments 107.3%
               (cost $43,678,486)                                   42,388,146

               Liabilities less
               Other Assets (7.3)%                                 (2,864,528)
                                                                  ------------

               Net Assets 100.0%                                   $39,523,618
                                                                  ============

               See notes to financial statements.


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EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)

    Number
   of Shares                                                            Value
   ---------                                                            -----

               COMMON STOCKS 95.5%

               AEROSPACE 0.9%
       7,100   Northrop Grumman Corp.                              $   470,375
                                                                  ------------

               AIRLINES 1.0%
       9,900   Delta Airlines, Inc.                                    500,569
                                                                  ------------

               ALUMINUM PRODUCTS 0.9%
      15,800   Alcoa, Inc.                                             458,200
                                                                  ------------

               AUTOMOTIVE AND RELATED
               INDUSTRIES 3.5%
      18,500   Dana Corp.                                              391,969
       9,700   Ford Motor Co.                                          417,100
      15,300   General Motors Corp.                                    888,356
       8,000   Tenneco Automotive, Inc.                                 42,000
       1,270   Visteon Corp.<F1>                                        15,399
                                                                  ------------
                                                                     1,754,824
                                                                  ------------

               BANKING 8.7%
      20,500   Bank of America Corp.                                   881,500
      33,000   Bank of New York Co., Inc.                            1,534,500
       4,100   Morgan (J.P.) & Co., Inc.                               451,512
       9,800   PNC Bank Corp.                                          459,375
      35,600   Union Planters Corp.                                    994,575
                                                                  ------------
                                                                     4,321,462
                                                                  ------------

               BUILDING MATERIALS 0.9%
      27,700   Armstrong Holdings, Inc.                                424,156
                                                                  ------------

               CHEMICALS 1.1%
      15,300   B. F. Goodrich Co.                                      521,156
                                                                  ------------

               COMPUTER PRODUCTS 1.3%
       5,900   International Business
               Machines Corp.                                          646,419
                                                                  ------------

    Number
   of Shares                                                            Value
   ---------                                                            -----

               COMPUTER SOFTWARE 1.0%
      10,100   Computer Associates
               International, Inc.                                 $   516,994
                                                                  ------------

               CONSUMER PRODUCTS 6.8%
       9,200   Brown-Forman Corp., Class B                             494,500
      27,300   Brunswick, Corp.                                        452,156
       8,700   Eastman Kodak Co.                                       517,650
      20,000   Fortune Brands, Inc.                                    461,250
      40,000   Pactiv Corp.<F1>                                        315,000
      23,600   Whirlpool Corp.                                       1,100,350
                                                                  ------------
                                                                     3,340,906
                                                                  ------------

               ELECTRIC UTILITIES 3.8%
      15,720   American Electric Power Co.                             465,705
      16,000   DTE Energy Co.                                          489,000
      15,500   New Century Energies, Inc.                              465,000
      14,000   Public Service Enterprise Group, Inc.                   484,750
                                                                  ------------
                                                                     1,904,455
                                                                  ------------

               ELECTRICAL PRODUCTS 2.5%
      19,600   Hubbell, Inc., Class B                                  499,800
      38,000   Thomas and Betts Corp.                                  726,750
                                                                  ------------
                                                                     1,226,550
                                                                  ------------

               FINANCIAL SERVICES 7.3%
      12,400   A.G. Edwards, Inc.                                      483,600
      16,400   Federal National Mortgage Assn.                         855,875
      29,100   KeyCorp                                                 512,888
      15,300   Morgan Stanley Dean Witter and Co.                    1,273,725
      13,200   Wells Fargo & Co.                                       511,500
                                                                  ------------
                                                                     3,637,588
                                                                  ------------

               FOOD 1.7%
       6,800   Hershey Foods Corp.                                     329,800
      26,000   Supervalu, Inc.                                         495,625
                                                                  ------------
                                                                       825,425
                                                                  ------------


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EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2000 (UNAUDITED)

    Number
   of Shares                                                            Value
   ---------                                                            -----

               FORESTRY 1.0%
      22,200   Georgia-Pacific Corp.
               (Timber Group)                                      $   480,075
                                                                  ------------

               HEALTH CARE PRODUCTS 1.6%
      18,200   Mallinckrodt, Inc.                                      790,563
                                                                  ------------
               INSURANCE 3.8%
      15,900   American General Corp.                                  969,900
       7,700   American International Group, Inc.                      904,750
                                                                  ------------
                                                                     1,874,650
                                                                  ------------

               MACHINERY AND EQUIPMENT 0.4%
       6,500   Caterpillar Inc.                                        220,187
                                                                  ------------

               MANUFACTURING 2.0%
       9,700   Illinois Tool Works, Inc.                               552,900
      10,800   Ingersoll-Rand Co.                                      434,700
                                                                  ------------
                                                                       987,600
                                                                  ------------

               NATURAL GAS UTILITIES 3.9%
      28,300   El Paso Energy Corp.                                  1,441,531
      15,600   NICOR, Inc.                                             508,950
                                                                  ------------
                                                                     1,950,481
                                                                  ------------

               OFFICE EQUIPMENT 3.1%
      19,700   Avery Dennison Corp.                                  1,322,362
       9,100   Xerox Corp.                                             188,825
                                                                  ------------
                                                                     1,511,187
                                                                  ------------

               OIL AND GAS 10.6%
      29,000   Conoco Inc., Class B                                    712,313
       7,200   Exxon Mobil Corp.                                       565,200
       8,300   Kerr-McGee Corp.                                        489,181
      15,800   KeySpan Corp.                                           485,850
      26,900   Repsol SA-ADR                                           532,956
      13,700   Royal Dutch Petroleum Co.                               843,406
      39,600   Ultramar Diamond Shamrock Corp.                         982,575

    Number
   of Shares                                                            Value
   ---------                                                            -----

               OIL AND GAS 10.6% (CONT'D.)
      25,000   USX-Marathon Group                                  $   626,562
                                                                  ------------
                                                                     5,238,043
                                                                  ------------

               PAPER AND PAPER PRODUCTS 5.2%
      11,600   Bowater, Inc.                                           511,850
      10,700   Georgia-Pacific Group, Inc.                             280,875
      24,000   Kimberly-Clark Corp.                                  1,377,000
      16,100   Westvaco Corp.                                          399,481
                                                                  ------------
                                                                     2,569,206
                                                                  ------------

               PRINTING AND PUBLISHING 2.0%
      42,300   Deluxe Corp.                                            996,694
                                                                  ------------

               REAL ESTATE 0.9%
      75,000   HRPT Properties Trust                                   459,375
                                                                  ------------

               RETAIL 5.6%
      19,100   Costco Wholesale Corp.<F1>                              630,300
       9,100   The May Department Stores Co.                           218,400
      29,600   Penney (J.C.) Co., Inc.                                 545,750
      15,900   Safeway, Inc.<F1>                                       717,488
      11,200   Target Corp.                                            649,600
                                                                  ------------
                                                                     2,761,538
                                                                  ------------

               SEMICONDUCTORS 3.2%
      11,900   Intel Corp.                                           1,590,881
                                                                  ------------

               STEEL AND IRON 1.7%
      44,200   USX-U.S. Steel Group, Inc.                              820,463
                                                                  ------------

               TELECOMMUNICATIONS 5.7%
       9,200   Bell Atlantic Corp.                                     467,475
      21,100   GTE Corp.                                             1,313,475
      12,107   SBC Communications, Inc.                                523,628
       5,800   U S WEST, Inc.                                          497,350
                                                                  ------------
                                                                     2,801,928
                                                                  ------------

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EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2000 (UNAUDITED)

    Number
   of Shares                                                            Value
   ---------                                                            -----

               TEXTILES 0.8%
      11,700   Springs Industries, Inc., Class A                  $    374,400
                                                                  ------------

               TOBACCO PRODUCTS 1.6%
      17,300   R.J. Reynolds Tobacco
               Holdings, Inc.                                          483,319
      20,500   UST, Inc.                                               301,094
                                                                  ------------
                                                                       784,413
                                                                  ------------

               TRANSPORTATION 1.0%
      15,200   GATX Corp.                                              516,800
                                                                  ------------

               Total Common Stocks
               (cost $50,259,435)                                   47,277,563
                                                                  ------------

   Principal
    Amount                                                              Value
   ---------                                                            -----

               SHORT-TERM INVESTMENT 5.4%

  $2,697,754   UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 4.83%
               (cost $2,697,754)                                  $  2,697,754
                                                                  ------------

               Total Investments 100.9%
               (cost $52,957,189)                                   49,975,317

               Liabilities less
               Other Assets (0.9)%                                   (444,394)
                                                                  ------------

               Net Assets 100.0%                                   $49,530,923
                                                                  ============

               <F1>Non-income producing security
               See notes to financial statements.


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--------------------------------------------------------------------------------
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)

    Number
   of Shares                                                            Value
   ---------                                                            -----

               COMMON STOCKS 94.1%

               ADVERTISING 0.5%
       3,700   Omnicom Group, Inc.                                 $   329,531
                                                                  ------------

               BANKING 2.1%
      29,809   Charter One Financial, Inc.                             685,607
       7,200   Northern Trust Corp.                                    468,450
       6,500   Wells Fargo & Co.                                       251,875
                                                                  ------------
                                                                     1,405,932
                                                                  ------------

               BIOTECHNOLOGY 1.4%
       2,300   Genentech, Inc.<F1>                                     395,600
       4,100   PE Corp. - PE Biosystems Group                          270,087
       1,900   Qiagen N.V.                                             330,600
                                                                  ------------
                                                                       996,287
                                                                  ------------

               BUSINESS SERVICES 5.3%
      30,900   Concord EFS, Inc.<F1>                                   803,400
      15,975   Fiserv, Inc.<F1>                                        690,919
      13,200   Iron Mountain, Inc.<F1>                                 448,800
      11,300   Maximus, Inc.<F1>                                       250,014
      14,427   NOVA Corp.<F1>                                          403,054
      24,293   Paychex, Inc.                                         1,020,306
                                                                  ------------
                                                                     3,616,493
                                                                  ------------

               COMPUTER PRODUCTS 6.5%
      10,200   Cabletron Systems, Inc.<F1>                             257,550
      28,100   Cisco Systems, Inc.<F1>                               1,786,106
      13,000   EMC Corp.<F1>                                         1,000,188
       3,100   International Business
               Machines Corp.                                          339,644
       4,300   JDS Uniphase Corp.<F1>                                  515,462
       6,200   Metromedia Fiber Network, Class A<F1>                   246,063
       4,850   Microchip Technology, Inc.<F1>                          282,588
                                                                  ------------
                                                                     4,427,601
                                                                  ------------


    Number
   of Shares                                                            Value
   ---------                                                            -----

               COMPUTER SERVICES 4.6%
      13,500   Affiliated Computer Services, Inc.<F1>              $   446,344
       3,800   America Online, Inc.<F1>                                200,450
       5,400   The Bisys Group, Inc.                                   332,100
      14,200   CSG Systems International, Inc.<F1>                     796,087
      17,500   Sungard Data Systems, Inc.<F1>                          542,500
       9,500   Sun Microsystems, Inc.<F1>                              863,906
                                                                  ------------
                                                                     3,181,387
                                                                  ------------

               COMPUTER SOFTWARE 5.7%
       3,700   Adobe Systems, Inc.                                     481,000
       3,100   Computer Associates
               International, Inc.                                     158,681
       3,400   Mercury Interactive Corp.<F1>                           328,950
      18,300   Microsoft Corp.<F1>                                   1,464,000
      12,600   Oracle Corp.<F1>                                      1,059,188
       1,200   Seibel Systems, Inc.                                    196,275
       3,100   Symantec Corp.<F1>                                      167,206
                                                                  ------------
                                                                     3,855,300
                                                                  ------------

               CONSUMER GOODS 1.2%
       4,000   Kimberly-Clark Corp.                                    229,500
      12,500   Pepsico, Inc.                                           555,469
                                                                  ------------
                                                                       784,969
                                                                  ------------

               DIVERSIFIED MANUFACTURING
               OPERATIONS 4.9%
       2,400   Corning, Inc.                                           647,700
      35,900   General Electric Co.                                  1,902,700
       7,000   Honeywell International, Inc.                           235,812
       8,600   Perkinelmer, Inc.                                       568,675
                                                                  ------------
                                                                     3,354,887
                                                                  ------------

               DRUGS 7.4%
      18,900   Biovail Corp. International<F1>                       1,047,769
      22,200   King Pharmaceuticals, Inc.                              974,025
      11,775   Jones Pharma, Inc.                                      470,264
       6,300   Merck & Co., Inc.                                       482,737

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--------------------------------------------------------------------------------
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2000 (UNAUDITED)

    Number
   of Shares                                                            Value
   ---------                                                            -----

               DRUGS 7.4% (CONT'D.)
      27,900   Pfizer, Inc.                                         $1,339,200
       9,500   QLT, Inc.                                               734,469
                                                                  ------------
                                                                     5,048,464
                                                                  ------------

               ELECTRICAL PRODUCTS 2.6%
      12,200   Amphenol Corp., Class A<F1>                             807,487
           1   Agilent Technologies, Inc.                                   65
      13,500   ANTEC Corp.<F1>                                         561,094
       8,500   Conexant Systems, Inc.<F1>                              413,312
                                                                  ------------
                                                                     1,781,958
                                                                  ------------

               ELECTRIC UTILITIES 0.7%
      10,500   AES Corp.                                               479,061
                                                                  ------------

               ELECTRONICS 1.4%
      13,000   AVX Corp.                                               298,187
       5,100   Hewlett-Packard Co.                                     636,862
                                                                  ------------
                                                                       935,049
                                                                  ------------

               ENTERTAINMENT 1.8%
       4,800   International Speedway Corp.,
               Class A                                                 198,600
       7,300   Time Warner, Inc.                                       554,800
       7,227   Viacom, Inc., Class B                                   492,791
                                                                  ------------
                                                                     1,246,191
                                                                  ------------

               FINANCIAL SERVICES 5.6%
      10,800   American Express Co.                                    562,950
      33,200   AmeriCredit Corp.<F1>                                   564,400
       9,500   Citigroup, Inc.                                         572,375
       4,900   First Data Corp.                                        243,162
         900   Knight Trading Group, Inc.                               26,831
       5,300   Marsh & McLennan Cos., Inc.                             553,519
      39,198   Metris Cos., Inc.                                       984,850
       3,600   Morgan Stanley Dean Witter & Co.                        299,700
                                                                  ------------
                                                                     3,807,787
                                                                  ------------
    Number
   of Shares                                                            Value
   ---------                                                            -----

               HEALTH CARE PRODUCTS 1.3%
       3,900   Allergan, Inc.                                      $   290,550
      11,300   Medtronic, Inc.                                         562,881
                                                                  ------------
                                                                       853,431
                                                                  ------------

               HEALTH CARE SERVICES 2.8%
      53,700   Health Management Association, Inc.                     701,456
      33,500   Tenet Healthcare Corp.                                  904,500
       3,600   UnitedHealth Group, Inc.                                308,700
                                                                  ------------
                                                                     1,914,656
                                                                  ------------

               INSURANCE 3.7%
       5,200   AFLAC, Inc.                                             238,875
       5,426   American International Group, Inc.                      637,555
      13,500   MGIC Investment Corp.                                   614,250
      16,600   National Financial Services, Inc.                       545,725
       5,300   Providian Corp.                                         477,000
                                                                  ------------
                                                                     2,513,405
                                                                  ------------

               MANUFACTURING 4.0%
      13,700   Gentex Corp.<F1>                                        344,212
      10,800   Harley-Davidson, Inc.                                   415,800
       9,800   Millipore Corp.                                         738,675
       9,600   Tyco International Ltd.                                 454,800
       6,000   Waters Corp.<F1>                                        748,875
                                                                  ------------
                                                                     2,702,362
                                                                  ------------

               MEDIA 2.8%
       6,300   Clear Channel
               Communications, Inc.<F1>                                472,500
       6,200   Hispanic Broadcasting Corp.<F1>                         205,375
      10,050   Infinity Broadcasting Corp.<F1>                         366,197
       4,600   McGraw-Hill, Inc.                                       248,400
      14,000   SFX Entertainment, Inc.<F1>                             634,375
                                                                  ------------
                                                                     1,926,847
                                                                  ------------


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AQUINAS FUNDS

--------------------------------------------------------------------------------
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2000 (UNAUDITED)

    Number
   of Shares                                                            Value
   ---------                                                            -----

               MEDICAL 1.7%
      10,800   Amgen, Inc.<F1>                                     $   758,700
       4,000   Johnson & Johnson                                       407,500
                                                                  ------------
                                                                     1,166,200
                                                                  ------------


               OFFICE EQUIPMENT 0.5%
      12,500   Miller (Herman), Inc.                                   323,438
                                                                  ------------

               OIL AND GAS 5.9%
      10,300   Apache Corp.                                            605,769
      12,100   El Paso Energy Corp.                                    616,344
      19,800   Kinder Morgan, Inc.                                     684,338
      16,200   Nabors Industries, Inc.                                 673,313
      48,800   Ocean Energy, Inc.                                      692,350
      20,900   Santa Fe International Corp.                            730,194
                                                                  ------------
                                                                     4,002,308
                                                                  ------------

               RESTAURANTS 1.4%
      15,800   Brinker International, Inc.<F1>                         462,150
      13,700   Starbucks Corp.                                         523,169
                                                                  ------------
                                                                       985,319
                                                                  ------------

               RETAIL 5.2%
      18,866   99 Cents Only Stores<F1>                                752,282
       9,200   Bed, Bath and Beyond, Inc.                              333,500
       8,300   Costco Wholesale Corp.<F1>                              273,900
       8,250   Dollar Tree Stores, Inc.<F1>                            326,391
      11,300   Home Depot, Inc.                                        564,294
       5,300   Kohl's Corp.<F1>                                        294,813
       8,400   Linens 'n Things, Inc.<F1>                              227,850
       5,100   Target Corp.                                            295,800
       8,100   Wal-Mart Stores, Inc.                                   466,763
                                                                  ------------
                                                                     3,535,593
                                                                  ------------


    Number
   of Shares                                                            Value
   ---------                                                            -----

               SEMICONDUCTORS 6.3%
       3,300   Altera Corp.<F1>                                   $    336,394
      14,400   Intel Corp.                                           1,925,100
       4,900   Lam Research Corp.<F1>                                  183,750
       4,400   Linear Technology Corp.                                 281,325
      10,000   Texas Instruments, Inc.                                 686,875
      11,600   Vitesse Semiconductor Corp.<F1>                         853,325
                                                                  ------------
                                                                     4,266,769
                                                                  ------------


               TELECOMMUNICATIONS 6.8%
      10,200   ADC Telecommunications, Inc.<F1>                        855,525
       9,600   BellSouth Corp.                                         409,200
      10,000   Lucent Technologies, Inc.                               592,500
       9,200   Nokia Corp. ADR                                         459,425
       7,100   Nortel Networks Corp.                                   484,575
      10,000   Scientific-Atlanta, Inc.                                745,000
      16,800   West Teleservices Corp.                                 425,250
      13,950   WorldCom, Inc.<F1>                                      639,956
                                                                  ------------
                                                                     4,611,431
                                                                  ------------

               Total Common Stock
               (cost $48,342,046)                                   64,052,656
                                                                  ------------

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AQUINAS FUNDS

--------------------------------------------------------------------------------
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2000 (UNAUDITED)


   Principal
    Amount                                                              Value
   ---------                                                            -----

               CONVERTIBLE BONDS 1.3%

  $  360,000   American Tower CVT,
               6.25%, 10/15/09                                    $    664,650
     208,000   Lamar Advertising Co.,
               5.25%, 9/15/06                                          232,960
                                                                  ------------

               Total Convertible Bonds
               (cost $569,423)                                         897,610
                                                                  ------------

               SHORT-TERM INVESTMENT 5.4%

   3,674,517   UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 4.27%
               (cost $3,674,517)                                     3,674,517
                                                                  ------------

               Total Investments 100.8%
               (cost $52,585,986)                                   68,624,783

               Liabilities less
               Other Assets (0.8)%                                   (520,843)
                                                                  ------------

               Net Assets 100.0%                                   $68,103,940
                                                                  ============


               <F1>Non-income producing security
               See notes to financial statements.

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AQUINAS FUNDS

--------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)


    Number
   of Shares                                                            Value
   ---------                                                            -----

               COMMON STOCKS 58.0%

               AEROSPACE 0.3%
       1,200   Northrop Grumman Corp.                                $  79,500
                                                                  ------------

               AIRLINES 0.4%
       2,100   Delta Airlines, Inc.                                    106,181
                                                                  ------------

               ALUMINUM PRODUCTS 0.4%
       3,400   Alcoa, Inc.                                              98,600
                                                                  ------------

               AUTOMOTIVE AND RELATED
               INDUSTRIES 1.4%
       3,100   Dana Corp.                                               65,681
       1,700   Ford Motor Co.                                           73,100
       3,600   General Motors Corp.                                    209,025
         223   Visteon, Corp.<F1>                                        2,699
                                                                  ------------
                                                                       350,505
                                                                  ------------
               BANKING 3.7%
       3,700   Bank of America Corp.                                   159,100
       7,600   Bank of New York Co., Inc.                              353,400
       1,500   Charter One Financial, Inc.                              34,500
         700   Morgan (J.P.) & Co., Inc.                                77,087
       1,900   PNC Bank Corp.                                           89,062
       6,000   Union Planters Corp.                                    167,625
                                                                  ------------
                                                                       880,774
                                                                  ------------

               BIOTECHNOLOGY 0.2%
         300   Qiagen N.V.                                              52,200
                                                                  ------------

               BUILDING MATERIALS 0.3%
       4,800   Armstrong Holdings, Inc.                                 73,500
                                                                  ------------

               BUSINESS SERVICES 2.8%
       4,250   Concord EFS, Inc.<F1>                                   110,500
       2,300   CSG Systems International, Inc.<F1>                     128,944
       2,000   Fiserv, Inc.<F1>                                         86,500


    Number
   of Shares                                                            Value
   ---------                                                            -----


               BUSINESS SERVICES 2.8% (CONT'D.)
       2,100   Iron Mountain, Inc.<F1>                               $  71,400
       1,700   Maximus, Inc.<F1>                                        37,612
       2,317   NOVA Corp.<F1>                                           64,731
       3,559   Paychex, Inc.                                           149,478
                                                                  ------------
                                                                       649,165
                                                                  ------------

               CHEMICALS 0.4%
       2,600   B. F. Goodrich Co.                                       88,562
                                                                  ------------

               COMPUTER PRODUCTS 1.1%
       4,900   Cabletron Systems, Inc.<F1>                             123,725
       1,200   International Business
               Machines Corp.                                          131,475
                                                                  ------------
                                                                       255,200
                                                                  ------------

               COMPUTER SERVICES 0.9%
       2,000   Affiliated Computer Services, Inc.<F1>                   66,125
       1,100   The Bisys Group, Inc.                                    67,650
       2,600   Sungard Data Systems, Inc.<F1>                           80,600
                                                                  ------------
                                                                       214,375
                                                                  ------------

               COMPUTER SOFTWARE 0.7%
       2,100   Computer Associates
               International, Inc.                                     107,494
         500   Mercury Interactive Corp.<F1>                            48,375
                                                                  ------------
                                                                       155,869
                                                                  ------------

               CONSUMER PRODUCTS 2.5%
       1,500   Brown-Forman Corp., Class B                              80,625
       4,600   Brunswick, Corp.                                         76,188
       1,600   Eastman Kodak Co.                                        95,200
       3,400   Fortune Brands, Inc.                                     78,413
       7,000   Pactiv Corp.<F1>                                         55,125
       4,600   Whirlpool Corp.                                         214,475
                                                                  ------------
                                                                       600,026
                                                                  ------------


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--------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2000 (UNAUDITED)


    Number
   of Shares                                                            Value
   ---------                                                            -----

               DIVERSIFIED MANUFACTURING
               OPERATIONS 0.4%
       1,300   Perkinelmer, Inc.                                     $  85,962
       1,400   Tenneco Automotive, Inc.                                  7,350
                                                                  ------------
                                                                        93,312
                                                                  ------------

               DRUGS 2.1%
       2,800   Biovail Corp. International<F1>                         155,225
       1,825   Jones Pharma, Inc.                                       72,886
       3,450   King Pharmaceuticals, Inc.                              151,369
       1,400   QLT, Inc.                                               108,238
                                                                  ------------
                                                                       487,718
                                                                  ------------

               ELECTRIC UTILITIES 1.8%
       2,700   American Electric Power Co.                              79,988
       2,700   DTE Energy Co.                                           82,519
       1,586   Duke Energy Corp.                                        89,411
       2,700   New Century Energies, Inc.                               81,000
       2,600   Public Service Enterprise Group, Inc.                    90,025
                                                                  ------------
                                                                       422,943
                                                                  ------------

               ELECTRICAL PRODUCTS 1.7%
       1,990   Amphenol Corp., Class A<F1>                             131,713
       2,000   ANTEC Corp.<F1>                                          83,125
       1,300   Conexant Systems, Inc.<F1>                               63,212
       6,400   Thomas and Betts Corp.                                  122,400
                                                                  ------------
                                                                       400,450
                                                                  ------------

               ELECTRONICS 0.6%
       2,000   AVX Corp.                                                45,875
       3,500   Hubbell, Inc., Class B                                   89,250
                                                                  ------------
                                                                       135,125
                                                                  ------------

               ENTERTAINMENT 0.1%
         800   International Speedway Corp.,
               Class A                                                  33,100
                                                                  ------------


    Number
   of Shares                                                            Value
   ---------                                                            -----

               FINANCIAL SERVICES 4.2%
       2,700   A.G. Edwards, Inc.                                     $105,300
       4,800   AmeriCredit Corp.<F1>                                    81,600
       3,600   Federal National Mortgage Assn.                         187,875
       4,900   KeyCorp                                                  86,362
         100   Knight Trading Group, Inc.                                2,981
       5,988   Metris Cos., Inc.                                       150,449
       3,300   Morgan Stanley Dean Witter and Co.                      274,725
       2,700   Wells Fargo & Co.                                       104,625
                                                                  ------------
                                                                       993,917
                                                                  ------------

               FOOD 0.7%
       1,500   Hershey Foods Corp.                                      72,750
       4,400   Supervalu, Inc.                                          83,875
                                                                  ------------
                                                                       156,625
                                                                  ------------

               FORESTRY 0.4%
       4,000   Georgia-Pacific Corp.
               (Timber Group)                                           86,500
                                                                  ------------

               HEALTH CARE PRODUCTS 0.5%
       2,900   Mallinckrodt, Inc.                                      125,969
                                                                  ------------

               HEALTH CARE SERVICES 0.8%
       8,200   Health Management Association, Inc.                     107,113
       2,800   Tenet Healthcare Corp.                                   75,600
                                                                  ------------
                                                                       182,713
                                                                  ------------

               INSURANCE 3.0%
       3,300   American General Corp.                                  201,300
       1,575   American International Group, Inc.                      185,063
       2,800   MGIC Investment Corp.                                   127,400
       2,600   National Financial Services, Inc.                        85,475
       1,100   Providian Corp.                                          99,000
                                                                  ------------
                                                                       698,238
                                                                  ------------


               MACHINERY AND EQUIPMENT 0.2%
       1,600   Caterpillar, Inc.                                        54,200
                                                                  ------------
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AQUINAS FUNDS

--------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2000 (UNAUDITED)

    Number
   of Shares                                                            Value
   ---------                                                            -----

               MANUFACTURING 2.2%
       2,200   Gentex Corp.<F1>                                      $  55,275
       2,100   Illinois Tool Works, Inc.                               119,700
       2,300   Ingersoll-Rand Co.                                       92,575
       1,400   Millipore Corp.                                         105,525
       1,200   Waters Corp.<F1>                                        149,775
                                                                  ------------
                                                                       522,850
                                                                  ------------

               MEDIA 0.9%
         400   Clear Channel
               Communications, Inc.<F1>                                 30,000
       1,000   Hispanic Broadcasting Corp.<F1>                          33,125
       1,435   Infinity Broadcasting Corp.<F1>                          52,288
       1,900   SFX Entertainment, Inc.<F1>                              86,094
                                                                  ------------
                                                                       201,507
                                                                  ------------

               NATURAL GAS UTILITIES 1.0%
       3,100   El Paso Energy Corp.                                    157,906
       2,600   NICOR, Inc.                                              84,825
                                                                  ------------
                                                                       242,731
                                                                  ------------

               OFFICE EQUIPMENT 1.6%
       4,500   Avery Dennison Corp.                                    302,064
       1,800   Miller (Herman), Inc.                                    46,575
       1,900   Xerox Corp.                                              39,425
                                                                  ------------
                                                                       388,064
                                                                  ------------

               OIL AND GAS 6.2%
       1,500   Apache Corp.                                             88,219
       4,400   Conoco Inc., Class B                                    108,075
       1,856   Exxon Mobil Corp.                                       145,696
       1,800   Kerr-McGee Corp.                                        106,087
       3,000   KeySpan Corp.                                            92,250
       4,400   Kinder Morgan, Inc.                                     152,075
       3,300   Nabors Industries, Inc.                                 137,156
       7,100   Ocean Energy, Inc.                                      100,731
       4,500   Repsol SA-ADR                                            89,156
       1,300   Royal Dutch Petroleum Co.                                80,031
       3,000   Santa Fe International Group                            104,813


    Number
   of Shares                                                            Value
   ---------                                                            -----

               OIL AND GAS 6.2% (CONT'D.)
       6,800   Ultramar Diamond Shamrock Corp.                     $   168,725
       3,800   USX-Marathon Group                                       95,238
                                                                  ------------
                                                                     1,468,252
                                                                  ------------

               PAPER AND PAPER PRODUCTS 2.1%
       2,100   Bowater, Inc.                                            92,662
       2,500   Georgia-Pacific Group, Inc.                              65,625
       4,500   Kimberly-Clark Corp.                                    258,187
       3,100   Westvaco Corp.                                           76,919
                                                                  ------------
                                                                       493,393
                                                                  ------------

               PRINTING AND PUBLISHING 0.7%
       7,100   Deluxe Corp.                                            167,294
                                                                  ------------

               REAL ESTATE 0.3%
      13,000   HRPT Properties Trust                                    79,625
                                                                  ------------

               RESTAURANTS 0.3%
       2,400   Brinker International, Inc.<F1>                          70,200
                                                                  ------------

               RETAIL 3.6%
       2,666   99 Cents Only Stores<F1>                                106,307
       1,500   Bed, Bath and Beyond, Inc.                               54,375
       1,300   BJ's Wholesale Club, Inc.<F1>                            42,900
       4,100   Costco Wholesale Corp.<F1>                              135,300
       1,200   Dollar Tree Stores, Inc.<F1>                             47,475
       1,100   Linens 'n Things, Inc.<F1>                               29,837
       2,100   The May Department Stores Co.                            50,400
       5,000   Penney (J.C.) Co., Inc.                                  92,187
       3,300   Safeway, Inc.<F1>                                       148,912
       2,400   Target Corp.                                            139,200
                                                                  ------------
                                                                       846,893
                                                                  ------------

               SEMICONDUCTORS 1.8%
       2,200   Intel Corp.                                             294,112
       1,800   Vitesse Semiconductor Corp.<F1>                         132,413
                                                                  ------------
                                                                       426,525
                                                                  ------------

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--------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2000 (UNAUDITED)


    Number
   of Shares                                                            Value
   ---------                                                            -----
               STEEL AND IRON 0.6%
       7,500   USX-U.S. Steel Group, Inc.                         $    139,219
                                                                  ------------
               TELECOMMUNICATIONS 3.8%
       1,600   ADC Telecommunications, Inc.<F1>                        134,200
       1,700   Bell Atlantic Corp.                                      86,381
       4,400   GTE Corp.                                               273,900
       1,842   SBC Communications, Inc.                                 79,666
       2,100   Scientific-Atlanta, Inc.                                156,450
       1,100   U S WEST, Inc.                                           94,325
       2,500   West Teleservices Corp.                                  63,281
                                                                  ------------
                                                                       888,203
                                                                  ------------

               TEXTILES 0.3%
       2,000   Springs Industries, Inc., Class A                        64,000
                                                                  ------------

               TOBACCO PRODUCTS 0.6%
       3,300   R.J. Reynolds Tobacco
               Holdings, Inc.                                           92,194
       3,900   UST, Inc.                                                57,281
                                                                  ------------
                                                                       149,475
                                                                  ------------

               TRANSPORTATION 0.4%
       2,700   GATX Corp.                                               91,800
                                                                  ------------

               Total Common Stocks
               (cost $13,150,901)                                   13,715,298
                                                                  ------------


   Principal
    Amount                                                              Value
   ---------                                                            -----

               CONVERTIBLE BOND 0.2%

   $  42,000   Lamar Advertising Co.,
               5.25%, 9/15/06
               (cost $42,000)                                        $  47,040
                                                                  ------------

               FIXED INCOME BONDS 40.0%

               ASSET-BACKED SECURITIES 7.2%
     123,263   Amresco Residential Securities
               Mortgage Loan Trust,
               7.615%, 3/25/27                                         120,081
      50,000   AT&T Universal Card Master Trust,
               5.95%, 10/17/02                                          49,858
      70,000   AT&T Universal Card Master Trust,
               6.27%, 9/17/03                                           70,021
      25,000   Carco Auto Loan Master Trust,
               6.18%, 11/17/03                                          24,982
     104,513   Chase Commercial Mortgage Securities
               Corp., 7.60%, 12/18/05                                  105,157
      25,000   Citibank Credit Card Master Trust,
               6.35%, 8/15/02                                           24,978
      45,000   Citibank Credit Card Master Trust,
               6.18%, 9/16/02                                           44,988
       5,000   Discover Card Master Trust,
               6.48%, 10/16/04                                           5,020
      55,000   First Chicago Master Trust II,
               6.72%, 10/15/02                                          55,017
      40,000   First USA Credit Card Master Trust,
               6.87%, 8/15/03                                           40,120
      60,000   First USA Credit Card Master Trust,
               6.81%, 11/15/03                                          60,016
      30,000   First USA Credit Card Master Trust,
               6.23%, 4/19/04                                           30,004
      70,000   Fleet Credit Card Master Trust,
               6.17%, 7/15/03                                           70,004

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--------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2000 (UNAUDITED)

   Principal
    Amount                                                              Value
   ---------                                                            -----

               ASSET-BACKED SECURITIES 7.2% (CONT'D.)
    $132,168   GMAC Commercial Mortgage
               Securities, Inc., 6.411%, 11/15/07                  $   127,674
      30,027   IMPAC CMB Trust,
               6.868%, 7/25/28                                          30,012
      60,000   MBNA Master Credit Card Trust,
               6.723%, 3/15/03                                          60,035
      50,000   MBNA Master Credit Card Trust,
               7.35%, 7/16/07                                           50,387
       5,000   Mellon Bank Credit Card Master Trust,
               6.32%, 4/15/03                                            5,002
     115,591   Merrill Lynch Mortgage Investors, Inc.,
               6.95%, 6/18/29                                          114,678
     181,686   Mortgage Capital Funding, Inc.,
               6.758%, 2/20/04                                         179,095
      95,000   Norwest Asset Securities Corp.,
               6.00%, 1/25/29                                           75,574
      61,229   Olympic Auto Trust,
               6.625%, 12/15/02                                         61,181
     125,000   Providian Master Trust, 97-4A,
               6.25%, 6/15/07                                          122,727
      30,000   Prudential Securities Secured
               Financing Corp.,
               6.48%, 1/15/09                                           28,122
      60,000   Residential Accredit Loans, Inc.,
               6.75%, 6/25/28                                           52,130
      20,000   Residential Accredit Loans, Inc.,
               6.50%, 5/25/29                                           16,492
      73,491   World Omni Auto Lease
               Securitization, 6.18%, 11/25/03                          73,448
                                                                  ------------
                                                                     1,696,803
                                                                  ------------

               CORPORATE BONDS 26.0%
     140,000   American Airlines,
               7.024%, 10/15/09                                        133,004
      50,000   Associates Corp. of North America,
               5.80%, 4/20/04                                           46,858

   Principal
    Amount                                                              Value
   ---------                                                            -----

               CORPORATE BONDS 26.0% (CONT'D.)
    $225,000   Associates Corp. of North America,
               7.75%, 2/15/05                                         $224,260
      50,000   Bank of America Corp.,
               6.625%, 8/1/07                                           47,013
     120,000   Bear Stearns Corp.,
               6.75%, 12/15/07                                         109,649
     150,000   Bellsouth Capital Funding,
               6.04%, 11/15/26                                         147,375
     100,000   Caterpillar Inc.,
               6.625%, 7/15/28                                          84,522
     281,000   Coca-Cola Enterprises, Inc.,
               7.00%, 10/1/26                                          274,177
     100,000   Coca-Cola Enterprises, Inc.,
               6.75%, 9/15/28                                           85,945
     130,000   Commercial Credit Co.,
               7.875%, 2/1/25                                          133,455
     120,000   Compania Telecom Chile,
               7.625%, 7/15/06                                         115,274
      50,000   Continental Airlines, Inc.,
               8.048%, 11/20/20                                         49,910
     100,000   Corporation Andina de Fomento,
               7.10%, 2/1/03                                            97,623
     300,000   Donaldson Lufkin Jenrette Securities
               Corp., 5.625%, 2/15/16                                  295,911
      30,000   Daimlerchrysler NA,
               7.75%, 6/15/05                                           30,258
     135,000   Edison International, Inc.,
               6.875%, 9/15/04                                         131,154
     100,000   E.I. Du Pont De Nemours,
               6.00%, 3/6/03                                            97,580
     100,000   El Paso Energy Corp.,
               6.75%, 11/15/03                                          97,952
     100,000   EOP Operating LP,
               6.375%, 1/15/02                                          97,648
      50,000   First Union Corp.,
               6.40%, 4/1/08                                            45,187

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AQUINAS FUNDS

--------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2000 (UNAUDITED)


   Principal
    Amount                                                              Value
   ---------                                                            -----

               CORPORATE BONDS 26.0% (CONT'D.)
   $  70,000   First Union Corp.,
               6.824%, 8/1/26                                        $  67,783
     245,000   First Union Corp.,
               7.50%, 4/15/35                                          244,454
     280,000   Ford Motor Credit Co.,
               7.375%, 10/28/09                                        270,903
     150,000   General Motors Acceptance Corp.,
               8.875%, 6/1/10                                          159,611
     100,000   Global Marine, Inc.,
               7.125%, 9/1/07                                           94,916
     225,000   Grand Metropolitan Investment PLC,
               7.45%, 4/15/35                                          225,389
     140,000   Heller Financial, Inc.,
               6.50%, 7/22/02                                          137,250
      60,000   Heller Financial, Inc.,
               7.875%, 5/15/03                                          59,818
     220,000   Household Finance Corp.,
               7.20%, 7/15/06                                          212,089
     250,000   Hydro-Quebec,
               8.05%, 7/7/24                                           264,450
     300,000   Lehman Brothers Hldg., Inc.,
               8.80%, 3/1/15                                           317,055
     250,000   Motorola, Inc.,
               6.50%, 9/1/25                                           241,060
     150,000   NationsBank Corp.,
               8.57%, 11/15/24                                         160,836
     210,000   New Jersey Bell Telephone Co.,
               7.85%, 11/15/29                                         206,516
      60,000   Norfolk Southern Corp.,
               6.95%, 5/1/02                                            59,514
     250,000   Penney (J.C.) & Co., Inc.,
               7.40%, 4/1/37                                           226,035
      50,000   Phillips Petroleum Company,
               8.50%, 5/25/05                                           51,743


   Principal
    Amount                                                              Value
   ---------                                                            -----
               CORPORATE BONDS 26.0% (CONT'D.)
    $155,000   Service Corp. International,
               6.00%, 12/15/05                                    $     83,700
      50,000   Sprint Capital Corp.,
               6.90%, 5/1/19                                            44,380
     250,000   Transamerica Financial Corp.,
               7.25%, 8/15/02                                          249,330
     100,000   Tyco International Group,
               6.25%, 6/15/03                                           95,186
     250,000   WMX Technologies, Inc.,
               7.10%, 8/1/26                                           234,965
      35,000   Wal-Mart Stores,
               7.55%, 2/15/30                                           35,767
      50,000   WorldCom, Inc.,
               7.75%, 4/1/07                                            49,992
                                                                  ------------
                                                                     6,137,497
                                                                  ------------

               U.S. GOVERNMENT AGENCIES 5.2%
      65,000   FHLMC Gold 15 Year TBA,
               8.00%, 7/25/15                                           65,650
     101,957   FHLMC, Pool 555316,
               9.00%, 6/01/19                                          105,685
     220,000   FNCL 30 Year TBA,
               8.00%, 7/15/30                                          220,755
      80,000   FNCL 30 Year TBA,
               8.00%, 7/15/30                                           80,300
     150,000   FNCL 30 Year TBA,
               6.50%, 7/15/30                                          141,280
      90,000   FNCL 30 Year TBA,
               6.50%, 7/15/30                                           84,796
     110,000   FNMA, 7.25%, 1/15/10                                    110,898
      54,685   FNMA, #523849,
               10.00%, 11/1/13                                          57,555
      69,687   FNMA, #523850,
               10.50%, 10/1/14                                          74,013

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AQUINAS FUNDS

--------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2000 (UNAUDITED)

   Principal
    Amount                                                              Value
   ---------                                                            -----

               U.S. GOVERNMENT AGENCIES 5.2% (CONT'D.)
  $    3,035   GNMA, Pool 031096,
               9.50%, 6/15/09                                       $    3,155
      59,494   GNMA, Pool 780904,
               9.50%, 7/15/18                                           61,892
      80,000   GNMA 1998-22 PD,
               6.50%, 9/20/28                                           72,308
     150,000   Tennessee Valley Authority,
               6.235%, 7/15/45                                         148,938
                                                                  ------------
                                                                     1,227,225
                                                                  ------------

               U.S. TREASURY OBLIGATIONS 1.6%
     225,000   U.S. Treasury Bond,
               8.875%, 8/15/17                                         286,171
      40,000   U.S. Treasury Note,
               7.00%, 7/15/06                                           41,437
     180,000   U.S. Treasury Strips, 11/15/21                           48,625
                                                                  ------------
                                                                       376,233
                                                                  ------------

               Total Fixed Income Bonds
               (cost $9,735,193)                                    $9,437,758
                                                                  ------------



   Principal
    Amount                                                              Value
   ---------                                                            -----

               SHORT-TERM INVESTMENT 8.6%

  $2,042,182   UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 4.83%
               (cost $2,042,182)                                  $  2,042,182
                                                                  ------------

               Total Investments 106.8%
               (cost $24,970,276)                                   25,242,278

               Liabilities less
               Other Assets (6.8)%                                 (1,619,335)
                                                                  ------------
               Net Assets 100.0%                                   $23,622,943
                                                                  ============


               <F1>Non-income producing security
               See notes to financial statements.

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

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AQUINAS FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

                               FIXED      EQUITY     EQUITY
                              INCOME      INCOME     GROWTH       BALANCED
                               FUND        FUND       FUND          FUND
                               ----        ----       ----          ----
ASSETS:
  Investments at value
     (cost $43,678,487,
     $52,957,189, $52,585,986
     and $24,970,276,
     respectively)        $42,388,147  $49,975,317 $68,624,783  $25,242,278
  Interest and dividends
     receivable               686,537      111,256      32,343      179,404
  Receivable for
     securities sold          636,662            -     125,675      392,460
  Capital shares receivable   187,141      263,838      16,260      168,508
  Prepaid expenses             14,088       16,089      15,204        6,436
  Cash                              -            -           -       65,992
                          -----------  ----------- -----------  -----------
     Total Assets          43,912,575   50,366,500  68,814,265   26,055,078
                          -----------  ----------- -----------  -----------

LIABILITIES:
  Payable for securities
     purchased              4,094,413      521,019     622,901    1,220,351
  Accrued expenses            227,807      269,999      32,442      188,203
  Capital shares payable       48,383        2,464           -    1,003,616
  Accrued investment
     advisory fee              18,354       42,095      54,982       19,965
                          -----------  ----------- -----------  -----------

     Total Liabilities      4,388,957      835,577     710,325    2,432,135
                          -----------  ----------- -----------  -----------

NET ASSETS                $39,523,618  $49,530,923 $68,103,940  $23,622,943
                          ===========  =========== ===========  ===========

NET ASSETS CONSIST OF:
  Capital stock                $  417         $473        $326         $227
  Paid-in capital in
     excess of par         41,612,731   50,708,665  45,088,013   21,799,916
  Undistributed net
     investment income
     (loss)                    12,386     (40,343)           -      (4,424)
  Undistributed net
     realized gain (loss)
     on investments         (811,576)    1,844,000   6,976,804    1,555,222
  Net unrealized
     appreciation
     (depreciation)
     on investments       (1,290,340)  (2,981,872)  16,038,797      272,002
                          -----------  ----------- -----------  -----------

NET ASSETS                $39,523,618  $49,530,923 $68,103,940  $23,622,943
                          ===========  =========== ===========  ===========

CAPITAL STOCK,
  $.0001 PAR VALUE:
  Authorized              125,000,000  125,000,000 125,000,000  125,000,000
  Issued and outstanding    4,172,746    4,730,246   3,264,200    2,269,086

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE        $9.47       $10.47      $20.86       $10.41
                               ======       ======      ======       ======

See notes to financial statements.

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AQUINAS FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                               FIXED      EQUITY     EQUITY
                              INCOME      INCOME     GROWTH       BALANCED
                               FUND        FUND       FUND          FUND
                               ----        ----       ----          ----
INVESTMENT INCOME:
  Interest                 $1,424,375      $44,072    $100,857     $375,215
  Dividends                         -      825,162      96,456      143,934
                          -----------  ----------- -----------  -----------
                            1,424,375      869,234     197,313      519,149

EXPENSES:
  Investment advisory fees    120,259      263,931     320,110      122,690
  Administration and fund
     accounting fees           32,678       43,031      52,190       20,003
  Shareholder servicing fees   21,342       23,920      25,609       18,211
  Federal and state
     registration fees          8,305        9,104       9,246        4,226
  Legal fees                    5,772        7,390       8,858        3,509
  Pricing fees                  5,320        1,665       2,461        6,962
  Reports to shareholders       4,146        5,551       5,798        2,123
  Audit fees                    4,029        4,945       6,335        2,341
  Custody fees                  3,083        3,309       6,048        6,042
  Insurance                       255          430         260          191
  Other                         2,684        3,542       4,097        1,573
                          -----------  ----------- -----------  -----------

  Total expenses
     before waiver            207,873      366,818     441,012      187,871
  Waiver of fees              (7,441)            -           -      (3,836)
                          -----------  ----------- -----------  -----------

     Net Expenses             200,432      366,818     441,012      184,035
                          -----------  ----------- -----------  -----------

NET INVESTMENT
  INCOME (LOSS)             1,223,943      502,416   (243,699)      335,114
                          -----------  ----------- -----------  -----------

REALIZED AND UNREALIZED
GAIN (LOSS):
  Net realized gain (loss)
     on investments         (331,102)    1,157,182   5,642,199    1,151,502
  Change in unrealized
     appreciation/
     depreciation on
     investments              347,365  (5,519,154)   (969,298)  (1,117,571)
                          -----------  ----------- -----------  -----------

     Net Gain (Loss) on
     Investments               16,263  (4,361,972)   4,672,901       33,931
                          -----------  ----------- -----------  -----------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS            $1,240,206 $(3,859,556)  $4,429,202     $369,045
                          ===========  =========== ===========  ===========

See notes to financial statements.



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AQUINAS FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS



                              FIXED INCOME               EQUITY INCOME             EQUITY GROWTH                  BALANCED
                                  FUND                       FUND                       FUND                        FUND
                                  ----                       ----                       ----                        ----
                       Six Months                  Six Months                 Six Months                  Six Months
                          ended         Year         ended          Year         ended         Year         ended          Year
                        June 30,        ended       June 30,       ended       June 30,        ended       June 30,       ended
                          2000        Dec. 31,        2000        Dec. 31,       2000        Dec. 31,        2000        Dec. 31,
                       (Unaudited)      1999      (Unaudited)       1999      (Unaudited)      1999      (Unaudited)       1999
                      -----------   -----------   -----------   -----------  -----------   -----------   -----------  -----------
OPERATIONS:
  Net investment
     income (loss)     $1,223,943    $2,355,930      $502,416      $965,239   $(243,699)    $(417,323)      $335,114     $590,540

  Net realized gain
     (loss) on
     investments        (331,102)     (490,218)     1,157,182     7,436,100    5,642,199     7,867,504     1,151,502    2,339,367

  Change in unrealized
     appreciation/
     depreciation on
     investments          347,365   (2,710,555)   (5,519,154)   (7,493,044)    (969,298)     4,008,588   (1,117,571)  (1,982,162)
                      -----------   -----------   -----------   -----------  -----------   -----------   -----------  -----------

  Net Increase (Decrease)
     in Net Assets
     Resulting from
     Operations         1,240,206     (844,843)   (3,859,556)       908,295    4,429,202    11,458,769       369,045      947,745
                      -----------   -----------   -----------   -----------  -----------   -----------   -----------  -----------


DISTRIBUTIONS OF:
  Net investment
     income           (1,234,877)   (2,320,727)     (512,014)     (906,850)            -             -     (338,393)    (571,018)

  Net realized gains            -      (14,531)             -   (7,904,553)            -   (6,005,483)             -  (2,401,905)
                      -----------   -----------   -----------   -----------  -----------   -----------   -----------  -----------

     Total
       Distributions  (1,234,877)   (2,335,258)     (512,014)   (8,811,403)            -   (6,005,483)     (338,393)  (2,972,923)
                      -----------   -----------   -----------   -----------  -----------   -----------   -----------  -----------


CAPITAL SHARE
  TRANSACTIONS:
  Shares sold           2,435,624     8,325,477     3,514,049     5,379,144   28,394,118    11,201,911       563,839    1,579,505

  Shares issued to
     holders in
     reinvestment of
     distributions      1,142,895     2,174,398       483,212     8,445,685            -     5,703,517       335,548    2,948,584

  Shares redeemed     (6,214,101)   (8,031,000)   (7,908,171)  (12,985,082) (24,586,428)   (9,891,190)   (2,242,783)  (4,656,525)
                      -----------   -----------   -----------   -----------  -----------   -----------   -----------  -----------

     Net Increase
       (Decrease)     (2,635,582)     2,468,875   (3,910,910)       839,747    3,807,690     7,014,238   (1,343,396)    (128,436)
                      -----------   -----------   -----------   -----------  -----------   -----------   -----------  -----------


TOTAL INCREASE
  (DECREASE) IN
NET ASSETS            (2,630,253)     (711,226)   (8,282,480)   (7,063,361)    8,236,892    12,467,524   (1,312,744)  (2,153,614)


NET ASSETS:
  Beginning of period  42,153,871    42,865,097    57,813,403    64,876,764   59,867,048    47,399,524    24,935,687   27,089,301
                      -----------   -----------   -----------   -----------  -----------   -----------   -----------  -----------
  End of period       $39,523,618   $42,153,871   $49,530,923   $57,813,403  $68,103,940   $59,867,048   $23,622,943  $24,935,687
                      ===========   ===========   ===========   ===========  ===========   ===========   ===========  ===========


See notes to financial statements.

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AQUINAS FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                          FIXED INCOME FUND                                   EQUITY INCOME FUND
                         ---------------------------------------------------  ---------------------------------------------------
                         For the Six                                          For the Six
                         Months Ended                                        Months Ended
                           June 30,      For the Years Ended December 31,      June 30,       For the Years Ended December 31,
                             2000     ---------------------------------------    2000     ---------------------------------------
                         (Unaudited)  1999    1998     1997     1996     1995 (Unaudited) 1999     1998     1997    1996     1995
                            ------   ------  ------   ------   ------   ------  ------   ------   ------   ------  ------   ------
Net Asset Value,
  Beginning of Period       $9.47   $10.18   $10.17  $  9.90  $10.17  $  9.24   $11.34   $13.21  $14.89   $13.26   $11.83  $  9.39

Income (loss) from
  Investment Operations:
  Net investment income      0.29     0.53     0.54     0.55    0.54     0.54     0.10     0.21    0.23     0.26     0.23     0.28
  Net realized and
     unrealized gains
     (losses) on investments    -   (0.71)     0.17     0.27  (0.27)     0.93   (0.87)   (0.09)    0.57     3.40     2.18     3.03
                          -------  -------  -------  ------- -------  -------  -------  ------- -------  -------  -------  -------
     Total from Investment
       Operations            0.29   (0.18)     0.71     0.82    0.27     1.47   (0.77)     0.12    0.80     3.66     2.41     3.31
                          -------  -------  -------  ------- -------  -------  -------  ------- -------  -------  -------  -------


Less Distributions:
  Dividends from net
     investment income     (0.29)   (0.53)   (0.54)   (0.55)  (0.54)   (0.54)   (0.10)   (0.20)  (0.23)   (0.26)   (0.23)   (0.28)
  Distributions from net
     realized gains             -        -   (0.16)        -       -        -        -   (1.79)  (2.25)   (1.77)   (0.75)   (0.59)
                          -------  -------  -------  ------- -------  -------  -------  ------- -------  -------  -------  -------
     Total Distributions   (0.29)   (0.53)   (0.70)   (0.55)  (0.54)   (0.54)   (0.10)   (1.99)  (2.48)   (2.03)   (0.98)   (0.87)
                          -------  -------  -------  ------- -------  -------  -------  ------- -------  -------  -------  -------

Net Asset Value,
  End of Period             $9.47  $  9.47   $10.18   $10.17 $  9.90   $10.17   $10.47   $11.34  $13.21   $14.89   $13.26   $11.83
                          =======  =======  =======  ======= =======  =======  =======  ======= =======  =======  =======  =======

Total Return<F1>            3.14%  (1.86)%    7.17%    8.54%   2.83%   16.26%  (6.75)%    1.12%   5.50%   27.85%   20.43%   35.62%

Supplemental Data
  and Ratios:
  Net assets, end of
     period (in thousands)$39,524  $42,154  $42,865  $40,699 $37,229  $35,617  $49,531  $57,813 $64,877  $73,594  $54,184  $42,102
Ratio to Average
  Net Assets of:<F2>
  Expenses, net of waivers
     and reimbursements     1.00%    1.00%    1.00%    0.99%   1.00%    0.98%    1.39%    1.38%   1.36%    1.37%    1.40%    1.37%
  Expenses, before waivers
     and reimbursements     1.04%    1.02%    1.03%    1.05%   1.03%    0.98%    1.39%    1.38%   1.36%    1.37%    1.40%    1.37%
  Net investment income,
     net of waivers and
     reimbursements         6.11%    5.37%    5.27%    5.54%   5.44%    5.46%    1.90%    1.56%   1.49%    1.74%    1.79%    2.47%
  Net investment income,
     before waivers and
     reimbursements         6.07%    5.35%    5.24%    5.48%   5.41%    5.46%    1.90%    1.56%   1.49%    1.74%    1.79%    2.47%
Portfolio turnover rate<F1>   53%     131%     120%     102%    169%     126%      16%     100%     64%      42%      32%      40%




<F1> Not annualized for the period from January 1, 2000 through June 30, 2000.
<F2> Annualized for the period from January 1, 2000 through June 30, 2000.

See notes to financial statements.

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AQUINAS FUNDS

FINANCIAL HIGHLIGHTS (CONT'D.)


                                          EQUITY GROWTH FUND                                             BALANCED FUND
                         ---------------------------------------------------  ---------------------------------------------------
                         For the Six                                          For the Six
                         Months Ended                                        Months Ended
                           June 30,      For the Years Ended December 31,      June 30,       For the Years Ended December 31,
                             2000     ---------------------------------------    2000     ---------------------------------------
                         (Unaudited)  1999    1998     1997     1996     1995 (Unaudited) 1999     1998     1997    1996     1995
                            ------   ------  ------   ------   ------   ------  ------   ------   ------   ------  ------   ------
Net Asset Value,
  Beginning of Period      $19.48   $17.57   $15.12   $13.45  $12.13  $  9.31   $10.40   $11.34  $11.58   $11.53   $11.03  $  9.43

Income from Investment
  Operations:
  Net investment
     income (loss)         (0.07)   (0.14)   (0.10)   (0.06)  (0.06)   (0.01)     0.14     0.27    0.28     0.31     0.26     0.32
  Net realized and
     unrealized gains
     on investments          1.45     4.20     3.40     3.93    2.84     2.83     0.01     0.17    0.68     1.95     1.41     1.84
                          -------  -------  -------  ------- -------  -------  -------  ------- -------  -------  -------  -------
     Total from Investment
       Operations            1.38     4.06     3.30     3.87    2.78     2.82     0.15     0.44    0.96     2.26     1.67     2.16
                          -------  -------  -------  ------- -------  -------  -------  ------- -------  -------  -------  -------

Less Distributions:
  Dividends from net
     investment income          -        -        -        -       -        -   (0.14)   (0.26)  (0.28)   (0.30)   (0.26)   (0.33)
  Distributions from net
     realized gains             -   (2.15)   (0.85)   (2.20)  (1.46)        -        -   (1.12)  (0.92)   (1.91)   (0.91)   (0.23)
                          -------  -------  -------  ------- -------  -------  -------  ------- -------  -------  -------  -------
     Total Distributions        -   (2.15)   (0.85)   (2.20)  (1.46)        -   (0.14)   (1.38)  (1.20)   (2.21)   (1.17)   (0.56)
                          -------  -------  -------  ------- -------  -------  -------  ------- -------  -------  -------  -------

Net Asset Value,
  End of Period            $20.86   $19.48   $17.57   $15.12  $13.45   $12.13   $10.41   $10.40  $11.34   $11.58   $11.53   $11.03
                          =======  =======  =======  ======= =======  =======  =======  ======= =======  =======  =======  =======

Total Return<F1>            7.08%   23.12%   21.95%   28.97%  22.90%   30.29%    1.47%    4.06%   8.46%   19.91%   15.29%   23.14%

Supplemental Data and Ratios:
  Net assets, end of period
     (in thousands)       $68,104  $59,867  $47,400  $35,990 $22,593  $15,912  $23,623  $24,936 $27,089  $29,164  $29,670  $26,779
Ratio to Average Net
  Assets of:<F2>
  Expenses, net of waivers
     and reimbursements     1.38%    1.41%    1.42%    1.49%   1.50%    1.50%    1.50%    1.50%   1.44%    1.45%    1.44%    1.46%
  Expenses, before waivers
     and reimbursements     1.38%    1.41%    1.42%    1.49%   1.54%    1.61%    1.53%    1.53%   1.49%    1.52%    1.49%    1.46%
  Net investment income
     (loss), net of
     waivers and
     reimbursements       (0.76)%  (0.83)%  (0.71)%  (0.66)% (0.55)%  (0.10)%    2.73%    2.39%   2.38%    2.44%    2.23%    2.93%
  Net investment income
     (loss), before
     waivers and
     reimbursements       (0.76)%  (0.83)%  (0.71)%  (0.66)% (0.59)%  (0.21)%    2.70%    2.36%   2.33%    2.37%    2.18%    2.93%
Portfolio turnover rate<F1>   53%      99%      96%     104%    112%     102%      59%     118%    102%      94%     111%     118%



<F1> Not annualized for the period from January 1, 2000 through June 30, 2000.
<F2> Annualized for the period from January 1, 2000 through June 30, 2000.

See notes to financial statements.

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AQUINAS FUNDS

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NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)

1. ORGANIZATION
The Aquinas Funds, Inc. was incorporated on October 20, 1993 as a Maryland Corporation and is registered as a diversified open-end management investment company under the Investment Company Act of 1940. The Fixed Income, Equity Income, Equity Growth and Balanced Funds (the "Funds") are separate, diversified portfolios of The Aquinas Funds, Inc. The Funds are managed by Aquinas Investment Advisors, Inc. (the "Advisor") and commenced operations on January 3, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation - Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest reported bid price. Securities traded on only over-the-counter markets are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds' Advisor and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors.

b) Delayed Delivery Transactions - The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

c) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.
d) Distributions to Shareholders - All of the Funds except the Fixed Income Fund pay dividends of net investment income quarterly. The Fixed Income Fund pays dividends of net investment income monthly. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

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AQUINAS FUNDS

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e) Expenses - Each Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

f) Other - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using the level yield maturity method.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Each Fund has entered into an agreement with the Advisor, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Advisor a fee, computed daily and payable monthly, at the annual rate of the following percentages of average daily net assets: 0.60% for the Fixed Income Fund; and 1.00% for the Equity Income, Equity Growth and Balanced Funds.

The Advisor voluntarily agreed to reimburse its management fee to the extent that total annual operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.00% of the average daily net assets of the Fixed Income Fund and 1.50% of the average daily net assets of the Equity Income, Equity Growth and Balanced Funds, respectively, computed on a daily basis. For the six months ended June 30, 2000, expenses of $7,441 and $3,836 were waived by the Advisor in the Fixed Income and Balanced Funds, respectively.

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AQUINAS FUNDS

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4. CAPITAL SHARE TRANSACTIONS
   Transactions in shares of the Funds for the six months ended June 30, 2000, were as follows:

                              Fixed        Equity        Equity
                             Income        Income        Growth      Balanced
                              Fund          Fund          Fund         Fund
                              ----          ----          ----         ----

  Shares sold                257,807       323,317    1,408,063        53,821
  Shares issued to
     holders in
     reinvestment of
     distributions           121,146        44,871            -        31,857
  Shares redeemed          (655,688)     (736,554)  (1,217,230)     (215,305)
                         -----------   -----------  -----------   -----------
     Net Increase
     (Decrease)            (276,735)     (368,366)      190,833     (129,627)
                         ===========   ===========  ===========   ===========

  Transactions in shares of the Funds for the year ended December 31, 1999, were as follows:

                              Fixed        Equity        Equity
                             Income        Income        Growth      Balanced
                              Fund          Fund          Fund         Fund
                              ----          ----          ----         ----

  Shares sold                840,507       408,800      619,830       139,695
  Shares issued to
     holders in
     reinvestment of
     distributions           223,052       745,394      296,132       282,799
  Shares redeemed          (822,874)     (965,668)    (540,768)     (412,076)
                         -----------   -----------  -----------   -----------
     Net Increase            240,685       188,526      375,194        10,418
                         ===========   ===========  ===========   ===========

5.INVESTMENT TRANSACTIONS
  The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 2000, were as follows:

                              Fixed        Equity        Equity
                             Income        Income        Growth      Balanced
                              Fund          Fund          Fund         Fund
                              ----          ----          ----         ----

  Purchases
     U.S. Government     $ 3,322,832             -            -      $949,291
     Other                17,488,896    $7,924,885  $35,306,909    12,883,666
  Sales
     U.S. Government       5,021,256             -            -     1,769,701
     Other                15,922,605     9,030,719   32,463,626    12,023,246

  At June 30, 2000, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes of $43,726,500, $52,974,254, $52,820,545 and $25,023,922 were as follows:

                              Fixed        Equity        Equity
                             Income        Income        Growth      Balanced
                              Fund          Fund          Fund         Fund
                              ----          ----          ----         ----

  Appreciation          $    135,450   $ 5,480,660  $17,720,355   $ 2,165,144
  (Depreciation)         (1,473,803)   (8,479,597)  (1,916,117)   (1,946,788)
                         -----------   -----------  -----------   -----------
  Net Appreciation
     (Depreciation)
     on Investments     $(1,338,353)  $(2,998,937)  $15,804,238      $218,356
                         ===========   ===========  ===========   ===========

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(LOGO)

THE AQUINAS FUNDS, INC.
P.O. Box 419533
Kansas City, MO 64141-6533
Telephone: 1-800-423-6369

This report is submitted for the general information of shareholders of The Aquinas Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds. The prospectus includes more complete information about management fees and expenses. Please read the prospectus carefully.